Supplement to the
Fidelity® Cash Management Funds Treasury Fund - Advisor B Class and Advisor C Class
December 29, 2007
Prospectus

The following information replaces similar information found under the "Fee Table" heading in the "Investment Summary"section on page 5.

Annual operating expenses (paid from class assets)

	Class B	Class C
Management fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	1.00%	1.00%
Other expenses	0.23%	0.22%
Total annual class operating expensesA,B	1.48%	1.47%

A Effective January 1, 2000, FMR has voluntarily agreed to reimburse Class B and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.45%. These arrangements may be discontinued by FMR at any time.

B In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Class B and Class C of the fund and/or the fund's distributor may waive all or a portion of the 12b-1 fees of Class B and Class C of the fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Class B and Class C of the fund will be able to avoid a negative yield.

DMFB/DMFC-08-01 March 28, 2008
1.480136.118

Supplement to the Fidelity® Cash Management Funds: Treasury Fund, Prime Fund, and Tax-Exempt Fund - Capital Reserves Class
December 29, 2007
Prospectus

The following information replaces similar information for Tax-Exempt Portfolio found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 4.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found under the "Fee Table" heading in the "Investment Summary" section on page 7.

Annual operating expenses (paid from class assets)

Capital Reserves Class
Treasury Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.50%
	Other expenses 	0.22%
	Total annual class operating expensesA,B	0.97%
Prime Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.50%
	Other expenses 	0.24%
	Total annual class operating expensesA,B	0.99%
Tax-Exempt Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.50%
	Other expenses 	0.23%
	Total annual class operating expensesA,B	0.98%

DMFR-08-02 March 28, 2008
1.480142.117

A FMR has voluntarily agreed to reimburse Capital Reserves Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Capital Reserves Class	Effective Date
Treasury Fund	 0.95%	1/1/00
Prime Fund	 0.95%	1/1/00
Tax-Exempt Fund	 0.95%	1/1/00

These arrangements may be discontinued by FMR at any time.

B In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Capital Reserves Class of each fund and/or each fund's distributor may waive all or a portion of the 12b-1 fees of Capital Reserves Class of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Capital Reserves Class of each fund will be able to avoid a negative yield.

The following information replaces similar information for Tax-Exempt Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 9.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

Supplement to the
Fidelity® Cash Management Funds: Treasury Fund, Prime Fund, and Tax-Exempt Fund - Daily Money Class
December 29, 2007
Prospectus

The following information replaces similar information for Tax-Exempt Portfolio found under the "Principal Investment Strategies" heading in the "Investment Summary" section on page 4.

  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.

The following information replaces similar information found under the "Fee Table" heading in the "Investment Summary" section on page 7.

Annual operating expenses (paid from class assets)

Daily Money Class
Treasury Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.23%
	Total annual class operating expensesA,B	0.73%
Prime Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.24%
	Total annual class operating expensesA,B	0.74%
Tax-Exempt Fund	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses 	0.23%
	Total annual class operating expensesA,B	0.73%

DMFI-08-02 March 28, 2008
1.480141.116

A FMR has voluntarily agreed to reimburse Daily Money Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Daily Money Class	Effective Date
Treasury Fund	 0.70%	1/1/00
Prime Fund	 0.70%	1/1/00
Tax-Exempt Fund	 0.70%	1/1/00

These arrangements may be discontinued by FMR at any time.

B In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Daily Money Class of each fund and/or each fund's distributor may waive all or a portion of the 12b-1 fees of Daily Money Class of each fund. Any such waiver or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Daily Money Class of each fund will be able to avoid a negative yield.

The following information replaces similar information for Tax-Exempt Fund found under the "Principal Investment Strategies" heading in the "Investment Details" section on page 9.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. FMR does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When FMR believes that suitable municipal money market securities are not available, or during other unusual market conditions, FMR may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.